Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 38,929	$ 33,409	$ 80,091
Restricted short-term investments	4,250	4,250
Inventory	20,807	24,976	54,060
Prepaid expenses	10,008	10,715	13,055
Other current assets	42,448	45,923	39,248
Total current assets	116,442	119,273	186,454
Property and equipment, net	36,560	45,055	74,147
Content assets, net	18,651	21,359	34,888
Goodwill and intangible assets, net	85,166	85,166	133,370
Right-of-use assets, net	3,876	3,063	5,030
Other assets	2,327	2,923	9,506
Total assets	263,022	276,839	443,395
Current liabilities:
Accounts payable	8,432	10,659	17,940
Accrued expenses	40,724	42,147	64,430
Deferred revenue	101,873	97,169	95,587
Current portion of lease liabilities	1,927	1,835	2,150
Current portion of Term Loan	5,875	8,068	1,250
Other current liabilities	3,848	5,325	3,283
Total current liabilities	162,679	165,203	184,640
Term Loan	18,680	21,491	39,735
Long-term lease liabilities, net	2,253	1,425	3,318
Deferred tax liabilities	0	10	181
Other liabilities	6,669	5,950	3,979
Total liabilities	190,281	194,079	231,853
Stockholders' equity:
Preferred stock value
Additional paid-in capital	658,816	654,657	630,738
Accumulated deficit	(586,092)	(571,876)	(419,235)
Accumulated other comprehensive income (loss)	15	(23)	37
Total stockholders' equity	72,741	82,760	211,542
Total liabilities and stockholders' equity	263,022	276,839	443,395
Class A Common Stock [Member]
Stockholders' equity:
Common stock value	1	1	1
Class X Common Stock [Member]
Stockholders' equity:
Common stock value	1	1	1
Class C Common Stock [Member]
Stockholders' equity:
Common stock value